Pay vs Performance Disclosure	12 Months Ended
	Sep. 30, 2025 USD ($) $ / shares	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for non‑PEO NEOs	Average Compensation Actually Paid to non‑PEO NEOs(3)	Value of Fixed $100 Investment Based on:			Company Selected Performance Measure: NFEPS (non‑GAAP)(6)
Year(1)					Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)	Net income (in millions)
2025	$6,433,253	$7,447,655	$1,351,253	$1,519,663	$213.44	$171.86	$335.6	$3.29
2024	$7,208,109	$6,204,727	$1,467,015	$1,450,940	$201.31	$154.55	$289.8	$2.95
2023	$5,783,114	$5,741,932	$1,325,893	$1,373,409	$166.75	$108.98	$264.7	$2.70
2022	$4,612,774	$5,172,954	$1,262,377	$1,643,461	$153.65	$117.20	$274.9	$2.50
2021	$4,783,459	$4,867,585	$1,306,918	$1,362,313	$133.45	$111.01	$117.9	$2.16

Company Selected Measure Name	NFEPS
Named Executive Officers, Footnote	The PEO and non-PEO NEOs for the indicated years were as follows:
For fiscal year 2025, our PEO was Stephen D. Westhoven and our non-PEO NEOs were Roberto F. Bel, Patrick J. Migliaccio, Amy Cradic and Richard Reich.
For fiscal year 2024, our PEO was Stephen D. Westhoven and our non-PEO NEOs were Roberto F. Bel, Patrick J. Migliaccio, Amy Cradic and Richard Reich.
For fiscal year 2023, our PEO was Stephen D. Westhoven and our non-PEO NEOs were Roberto F. Bel, Patrick J. Migliaccio, Amy Cradic and Lori DelGiudice.
For fiscal year 2022, our PEO was Stephen D. Westhoven and our non-PEO NEOs were Roberto F. Bel, Patrick J. Migliaccio, Amy Cradic, Richard Reich and Timothy F. Shea.
For fiscal year 2021, our PEO was Stephen D. Westhoven and our non-PEO NEOs were Patrick J. Migliaccio, Amy Cradic, Amanda E. Mullen, Timothy F. Shea and Nancy A. Washington.

Peer Group Issuers, Footnote	Total Shareholder Return is cumulative for the measurement periods beginning on September 30, 2020, and ending on September 30 of each of 2025, 2024, 2023, 2022 and 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	$ 6,433,253	$ 7,208,109	$ 5,783,114	$ 4,612,774	$ 4,783,459
PEO Actually Paid Compensation Amount	$ 7,447,655	6,204,727	5,741,932	5,172,954	4,867,585
Adjustment To PEO Compensation, Footnote	Amounts reported in this column represent compensation actually paid; adjustments were made to the amounts reported in the Summary Compensation Table for the applicable fiscal year. A reconciliation of the adjustments for our PEO is set forth in the following table, which describes the adjustments, each of which is prescribed by the SEC rules, to calculate the compensation- actually-paid amounts from Summary Compensation amounts.

	FY 2025	FY 2024	FY 2023	FY 2022	FY 2021
Total Compensation for PEO as reported in the Summary Compensation Table for the covered fiscal year	$6,433,253	$7,208,109	$5,783,114	$4,612,774	$4,783,459
Deduct pension values reported in the “Change in Pension and Nonqualified Deferred Compensation Earnings” column in the Summary Compensation Table for the covered fiscal year	(436,141)	(1,497,079)	(627,726)	—	(782,952)
Deduct grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the covered fiscal year	(3,514,633)	(3,266,351)	(2,768,004)	(2,254,623)	(1,822,848)
Add actuarial present value of pension value attributable to covered fiscal year’s service	152,945	128,658	123,925	166,246	170,574
Add the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the covered fiscal year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation	—	—	—	—	—
Add fair values as of the end of the covered fiscal year of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of such covered fiscal year	3,605,232	2,662,269	1,491,710	2,356,927	2,076,852
Add fair value as of the vesting date of any awards granted in the covered fiscal year that vested during the covered fiscal year	—	—	1,243,197	—	—
Add dividends paid on unvested shares/share units and stock options	420,371	359,424	264,932	196,267	144,422
Add the change in fair value (whether positive or negative) as of the end of the covered fiscal year (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of such covered fiscal year	768,290	459,668	77,364	142,880	260,498
Add the change in fair value (whether positive or negative) as of the vesting date (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied during the covered fiscal year	18,338	150,029	153,420	136,315	142,742
Subtract the fair value of any equity awards granted in a prior fiscal year that failed to meet the applicable vesting conditions in the covered fiscal year determined as of the end of the prior fiscal year	—	—	—	(183,832)	(105,162)
Compensation Actually Paid to PEO	$7,447,655	$6,204,727	$5,741,932	$5,172,954	$4,867,585
	In the table above, the unvested equity fair values were calculated on each of the required measurement dates using assumptions based on criteria consistent with those used for grant date fair value calculations and in accordance with the methodology used for financial reporting purposes. For unvested awards subject to performance-based vesting conditions, the fair values were based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
Non-PEO NEO Average Total Compensation Amount	$ 1,351,253	1,467,015	1,325,893	1,262,377	1,306,918
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,519,663	1,450,940	1,373,409	1,643,461	1,362,313
Adjustment to Non-PEO NEO Compensation Footnote	Amounts reported in this column represent compensation actually paid; adjustments were made to the amounts reported in the Summary Compensation Table for the applicable fiscal year. A reconciliation of the adjustments for the average of the Non-PEO NEOs is set forth in the following table, which describes the adjustments, each of which is prescribed by the SEC rules, to calculate the compensation actually paid amounts from Summary Compensation amounts.

	FY 2025	FY 2024	FY 2023	FY 2022	FY 2021
Average of the Total Compensation for the non-PEO NEOs as reported in the Summary Compensation Table for the covered fiscal year	$1,351,253	$1,467,015	$1,325,893	$1,262,377	$1,306,918
Deduct pension values reported in the “Change in Pension and Nonqualified Deferred Compensation Earnings” column in the Summary Compensation Table for the covered fiscal year	(43,313)	(125,997)	(17,384)	—	(49,238)
Deduct grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the covered fiscal year	(468,990)	(519,216)	(565,938)	(629,123)	(330,688)
Add actuarial present value of pension value attributable to covered fiscal year’s service	30,103	22,898	—	39,472	28,610
Add the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the covered fiscal year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation	—	—	—	—	—
Add fair values as of the end of the covered fiscal year of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of such covered fiscal year	481,079	423,195	525,301	644,488	376,578
Add fair value as of the vesting date of any awards granted in the covered fiscal year that vested during the covered fiscal year	—	—	22,083	274,001	—
Add dividends paid on unvested shares/share units and stock options	51,987	54,359	49,061	40,310	35,957
Add the change in fair value (whether positive or negative) as of the end of the covered fiscal year (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of such covered fiscal year	121,918	121,204	20,074	29,656	101,993
Add the change in fair value (whether positive or negative) as of the vesting date (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied during the covered fiscal year	(4,374)	7,482	14,319	33,625	16,848
Subtract the fair value of any equity awards granted in a prior fiscal year that failed to meet the applicable vesting conditions in the covered fiscal year determined as of the end of the prior fiscal year	—	—	—	(51,345)	(124,665)
Average of the Compensation Actually Paid to non-PEO NEOs	$1,519,663	$1,450,940	$1,373,409	$1,643,461	$1,362,313
In the table above, the unvested equity fair values were calculated on each of the required measurement dates using assumptions based on criteria consistent with those used for grant date fair value calculations and in accordance with the methodology used for financial reporting purposes. For unvested awards subject to performance-based vesting conditions, the fair values were based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs. TSR

Compensation actually paid to the PEO
Average compensation actually paid to other NEOs
Total Shareholder Return
Peer Group Total Shareholder Return

Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs. Net Income

Compensation actually paid to the PEO
Average compensation actually paid to other NEOs
Net Income

Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid vs. NFEPS (non-GAAP)

Compensation actually paid to the PEO
Average compensation actually paid to other NEOs
Net Financial Earnings per Share

Total Shareholder Return Vs Peer Group	Compensation Actually Paid vs. TSR

Compensation actually paid to the PEO
Average compensation actually paid to other NEOs
Total Shareholder Return
Peer Group Total Shareholder Return

Tabular List, Table	1.NFEPS (non-GAAP) 2.NFE Growth Rate (non-GAAP) 3.Total Shareholder Return 4.CTS
Total Shareholder Return Amount	$ 213.44	201.31	166.75	153.65	133.45
Peer Group Total Shareholder Return Amount	171.86	154.55	108.98	117.20	111.01
Net Income (Loss)	$ 335,600,000	$ 289,800,000	$ 264,700,000	$ 274,900,000	$ 117,900,000
Company Selected Measure Amount | $ / shares	3.29	2.95	2.70	2.50	2.16
PEO Name	Stephen D. Westhoven	Stephen D. Westhoven	Stephen D. Westhoven	Stephen D. Westhoven	Stephen D. Westhoven
Additional 402(v) Disclosure	Amounts reported in this column represent returns on an initial $100 investment in the S&P 500 Utilities Industry Index, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K. Total Shareholder Return is cumulative for the measurement periods beginning on September 30, 2020, and ending on September 30 of each of 2025, 2024, 2023, 2022 and 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K.In accordance with SEC rules, the Company is required to include in the Pay Versus Performance (“PvP”) table the company-selected measure, which is the “most important” financial performance measure (as determined by the Company and that is not otherwise required to be disclosed in the PvP table) used to link compensation actually paid to our named executive officers to Company performance for the most recently completed fiscal year. We determined NFEPS, a non-GAAP financial measure, to be our company-selected measure. NFEPS is the NFE per basic share of Common Stock that the Company reports on a quarterly and annual basis to the public and in its quarterly reports on Form 10-Q and annual report on Form 10-K that are filed with the SEC. For a full discussion of NFEPS and a reconciliation to GAAP earnings per share, please see Appendix A to this Proxy Statement.
Measure:: 1
Pay vs Performance Disclosure
Name	NFEPS (non-GAAP)
Measure:: 2
Pay vs Performance Disclosure
Name	NFE Growth Rate (non-GAAP)
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 4
Pay vs Performance Disclosure
Name	CTS
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (436,141)	$ (1,497,079)	$ (627,726)	$ 0	$ (782,952)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	152,945	128,658	123,925	166,246	170,574
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,514,633)	(3,266,351)	(2,768,004)	(2,254,623)	(1,822,848)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,605,232	2,662,269	1,491,710	2,356,927	2,076,852
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	768,290	459,668	77,364	142,880	260,498
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	1,243,197	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,338	150,029	153,420	136,315	142,742
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(183,832)	(105,162)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	420,371	359,424	264,932	196,267	144,422
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(43,313)	(125,997)	(17,384)	0	(49,238)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,103	22,898	0	39,472	28,610
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(468,990)	(519,216)	(565,938)	(629,123)	(330,688)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	481,079	423,195	525,301	644,488	376,578
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	121,918	121,204	20,074	29,656	101,993
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	22,083	274,001	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,374)	7,482	14,319	33,625	16,848
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(51,345)	(124,665)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 51,987	$ 54,359	$ 49,061	$ 40,310	$ 35,957